FINANCIAL RISK MANAGEMENT - Currency Exposure (Details) - USD ($) $ in Millions		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Assets:
Current Assets		$ 2,804	$ 1,567
Non-current assets		21,105	8,611
Total assets		23,909	10,178
Liabilities:
Current Liabilities		6,359	4,633
Total liabilities		19,841	10,539
Non-controlling interests		4,467	758
Net investment attributable to Brookfield Infrastructure	[1]	(399)	(1,119)
Total
Assets:
Current Assets		1,494	1,001	$ 917
Non-current assets		21,105	8,611	8,076
Total assets		22,599	9,612	8,993
Liabilities:
Current Liabilities		1,920	1,176	1,594
Non-current liabilities		13,482	5,898	5,313
Total liabilities		15,402	7,074	6,907
Non-controlling interests		4,467	758	703
Net investment attributable to Brookfield Infrastructure		2,730	1,780	1,383
USD
Assets:
Current Assets		419
Non-current assets		11,947
Total assets		12,366
Liabilities:
Current Liabilities		982
Non-current liabilities		6,639
Total liabilities		7,621
Non-controlling interests		3,586
Net investment attributable to Brookfield Infrastructure		1,159
GBP
Assets:
Current Assets		318	264	249
Non-current assets		5,580	4,821	4,961
Total assets		5,898	5,085	5,210
Liabilities:
Current Liabilities		387	690	316
Non-current liabilities		3,744	2,864	3,285
Total liabilities		4,131	3,554	3,601
Non-controlling interests		348	298	314
Net investment attributable to Brookfield Infrastructure		1,419	1,233	1,295
BRL
Assets:
Current Assets		747	737	668
Non-current assets		3,576	3,362	3,115
Total assets		4,323	4,099	3,783
Liabilities:
Current Liabilities		549	486	1,278
Non-current liabilities		3,099	3,034	2,028
Total liabilities		3,648	3,520	3,306
Non-controlling interests		526	460	389
Net investment attributable to Brookfield Infrastructure		149	119	88
AUD
Assets:
Current Assets			0	0
Non-current assets			428	0
Total assets			428	0
Liabilities:
Current Liabilities			0	0
Non-current liabilities			0	0
Total liabilities			0	0
Non-controlling interests			0	0
Net investment attributable to Brookfield Infrastructure			$ 428	$ 0
EUR & Others
Assets:
Current Assets		10
Non-current assets		2
Total assets		12
Liabilities:
Current Liabilities		2
Non-current liabilities		0
Total liabilities		2
Non-controlling interests		7
Net investment attributable to Brookfield Infrastructure		$ 3

[1]	Common equity is attributable to the partnership prior to the special distribution and subsequently as a result of the partnership holding all of the class C shares issued by our company. Please refer to Note 3(b), Material Accounting Policy Information, for further details.